Description of company and summary of significant accounting policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 26, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011
Description Of Business And Significant Accounting Policies [Line Items]
Goodwill or intangible assets on reverse acquisition					$ 0
Reverse stock split ratio	32
Increase in additional paid in capital reduction in common shares	10,000
Increase in additional paid in capital	9,700,000
Balance unpaid on undelivered product				391,000
Revenue recognized for undelivered products				1,742,000
Research & development and engineering expenses		6,800,000	4,000,000	3,000,000
Interest rates on debt		10.00%
Professional fees incurred		125,000	156,000	123,000
Tax asset valuation allowance		0	0
Interest-bearing accounts insured		250,000
Uninsured cash balances		0	0
Vendor A [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Purchases accounted		30.00%	37.00%	31.00%
Vendor B [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Purchases accounted		16.00%	10.00%	16.00%
Significant Customers [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Invoice date		150
Customer A [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Consolidated net sales, percentage		16.00%	15.00%	19.00%
Consolidated accounts receivable		15.00%	12.00%
Customer B [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Consolidated accounts receivable		18.00%
Customer C [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Consolidated accounts receivable		11.00%	13.00%
Minimum [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Invoice date		30
Consolidated accounts receivable		10.00%	10.00%
Maximum [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Invoice date		45
Decreased in pre-tax earnings and cash flow		$ 100,000